Accounts receivable, net (Tables)	6 Months Ended
Mar. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable

Accounts receivable, net consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Accounts receivables	$2,166	$1,942
Less: provision of expected credit losses	(1,749)	(1,703)
Total	$417	$239

Schedule of provision of expected credit losses

The movement of provision of expected credit losses for accounts receivable was as follows:

	For the six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$1,603	$1,749
Addition/(Reversal) in credit losses	(23)	14
Write-offs	-	-
Adoption ASU 2016-13	(2)	-
Foreign currency translation adjustment	16	(60)
Balance at end of the period	$1,594	$1,703